Related Party Transactions - Balances with Golar Partners and Subsidiaries (Details) - USD ($) $ in Thousands	Sep. 30, 2017	May 31, 2017	Dec. 31, 2016	May 31, 2016
Related Party Transaction [Line Items]
Due from (to) related party	$ 4,595		$ 3,353
Golar LNG Partners
Related Party Transaction [Line Items]
Due from (to) related party	(174,485)		(131,045)
Golar LNG Partners | Trading balances due from (owing to) Golar Partners and affiliates
Related Party Transaction [Line Items]
Due from (to) related party	6,383		(21,792)
Golar LNG Partners | Deposit payable
Related Party Transaction [Line Items]
Due from (to) related party	(177,247)	$ (107,200)	(107,247)	$ (107,200)
Golar LNG Partners | Methane Princess security lease deposit movement
Related Party Transaction [Line Items]
Due from (to) related party	$ (3,621)		$ (2,006)